Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss	$ (3,271,701)	$ (2,689,287)	$ (2,733,555)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	28,780	28,935	69,037
Stock-based compensation expense, including common stock issued for services	967,667	67,905	479,103
Changes in assets and liabilities:
Grant funds receivable	91,904	(40,637)	61,568
Prepaid expenses and other current assets	(5,626)	(12,146)	(934)
Accounts payable and accrued expenses	242,857	(60,033)	(125,326)
Total adjustments	1,325,582	(15,976)	483,448
Net cash used in operating activities	(1,946,119)	(2,705,263)	(2,250,107)
Cash flows from investing activities:
Purchase of property and equipment		(15,850)	(35,503)
Net cash used in investing activities		(15,850)	(35,503)
Cash flows from financing activities:
Proceeds from sale of common stock	1,339,801		873,400
Proceeds from sale of preferred stock		2,679,810
Net cash provided by financing activities	1,339,801	2,679,810	873,400
Net decrease in cash and cash equivalents	(606,318)	(41,303)	(1,412,210)
Cash and cash equivalents at beginning of period	1,060,348	1,101,651	2,513,861
Cash and cash equivalents at end of period	$ 454,030	$ 1,060,348	$ 1,101,651